Trade receivables	12 Months Ended
Dec. 31, 2018
Trade receivables
Trade receivables

Note 14 - Trade receivables

Accounting policies

Trade receivables are recognized and derecognized on a settlement date basis. They are measured at nominal value less expected credit losses based on historical experience. Zealand Pharma applies the simplified approach for determining expected credit losses.

Trade receivables are mainly related to milestone and royalty payments from our collaboration agreements, and are due in 30-60 days.

There are no overdue receivables and the write down for expected credit losses is not material.

At December 31, 2018, Zealand had trade receivables related to the milestone from Protagonist.

At December 31, 2017, trade receivables related to accrued royalty income on sales of Lyxumia ® and Soliqua ®.